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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ------------------

     This Amendment (Check only one.):   [_]  is a restatement.
                                         [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name: Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:

     /s/ Glenn M. Hofsess            Greenwich, CT              5/16/11
----------------------------    ---------------------     --------------------
           (Name)                    (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       62 items
Form 13F Information Table Value Total: $818,230 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

            ITEM 1             ITEM 2     ITEM 3    ITEM 4    ITEM 5                 ITEM 6     ITEM 7     ITEM 8
                                                    TOTAL
                                TITLE                FMV                                                   VOTING     VOTING
                                 OF                   (X       TOTAL    SH/  PUT/  INVESTMENT    OTHER   AUTHORITY  AUTHORITY
       NAME OF ISSUER           CLASS     CUSIP    $1,000)    SHARES    PRN  CALL  DISCRETION  MANAGERS     SOLE       NONE
----------------------------  --------  ---------  -------  ----------  ---  ----  ----------  --------  ---------  ---------
ALLIED WRLD ASSUR COM HLDG A    SHS     H01531104    2,884      46,000   SH           SOLE       NONE       46,000          0
AMERICAN EXPRESS CO             COM     025816109   20,838     461,025   SH           SOLE       NONE       92,985    368,040
AMERICAN RIVER BANKSHARES       COM     029326105    4,216     638,770   SH           SOLE       NONE      638,770          0
AMERIPRISE FINL INC             COM     03076C106   12,980     212,500   SH           SOLE       NONE       47,800    164,700
AON CORP                        COM     037389103   20,642     389,761   SH           SOLE       NONE      105,761    284,000
AXIS CAPITAL HOLDINGS           SHS     G0692U109    9,523     272,700   SH           SOLE       NONE       82,400    190,300
BANK COMM HLDGS                 COM     06424J103    3,158     750,000   SH           SOLE       NONE      750,000          0
BANK OF AMERICA CORPORATION     COM     060505104   30,538   2,290,932   SH           SOLE       NONE      518,084  1,772,848
BB&T CORP                       COM     054937107    4,875     177,600   SH           SOLE       NONE       53,800    123,800
BRIDGE CAP HLDGS                COM     108030107       70       7,498   SH           SOLE       NONE        7,498          0
BROWN & BROWN INC               COM     115236101   18,417     713,837   SH           SOLE       NONE      173,028    540,809
CAPITALSOURCE INC               COM     14055X102   11,103   1,577,200   SH           SOLE       NONE      470,827  1,106,373
CAPITOL FED FINL INC            COM     14057J101    5,849     519,000   SH           SOLE       NONE      519,000          0
CBOE HLDGS INC                  COM     12503M108    5,740     198,123   SH           SOLE       NONE       49,023    149,100
CHARTER FINL CORP WEST PT GA    COM     16122M100    3,267     295,700   SH           SOLE       NONE      295,700          0
CIT GROUP INC                 COM NEW   125581801    4,753     111,700   SH           SOLE       NONE       33,800     77,900
CITIGROUP INC                   COM     172967101   28,145   6,367,595   SH           SOLE       NONE    1,525,995  4,841,600
CITIZENS SOUTH BKG CP DEL       COM     176682102    1,861     418,110   SH           SOLE       NONE      418,110          0
COMERICA INC                    COM     200340107   25,842     703,749   SH           SOLE       NONE      166,949    536,800
EVEREST RE GROUP LTD            COM     G3223R108    9,938     112,700   SH           SOLE       NONE       34,100     78,600
FIFTH THIRD BANCORP             COM     316773100   33,575   2,418,291   SH           SOLE       NONE      607,366  1,810,925
FINANCIAL INSTNS INC            COM     317585404      806      46,000   SH           SOLE       NONE       46,000          0
FIRST HORIZON NATL CORP         COM     320517105    4,200     374,701   SH           SOLE       NONE            0    374,701
FIRST MIDWEST BANCORP DEL       COM     320867104   21,318   1,808,129   SH           SOLE       NONE      953,029    855,100
FLUSHING FINL CORP              COM     343873105    5,955     399,642   SH           SOLE       NONE      399,642          0
FORTRESS INVESTMENT GROUP LL   CL A     34958B106    1,079     189,900   SH           SOLE       NONE      189,900          0
GALLAGHER ARTHUR J & CO         COM     363576109   14,430     474,500   SH           SOLE       NONE      141,400    333,100
GENWORTH FINL INC             COM CL A  37247D106    6,903     512,830   SH           SOLE       NONE      151,146    361,684

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
GOLDMAN SACHS GROUP INC         COM     38141G104    6,455      40,700   SH           SOLE       NONE            0     40,700
GREENHILL & CO INC              COM     395259104    8,533     129,700   SH           SOLE       NONE       38,400     91,300
HERITAGE FINL CORP WASH         COM     42722X106    8,470     597,746   SH           SOLE       NONE      597,746          0
HERITAGE FINL GROUP INC         COM     42726X102    3,183     250,000   SH           SOLE       NONE      250,000          0
HERITAGE OAKS BANCORP           COM     42724R107    1,611     461,538   SH           SOLE       NONE      461,538          0
HOWARD HUGHES CORP              COM     44267D107    1,554      22,000   SH           SOLE       NONE       22,000          0
INVESTORS BANCORP INC           COM     46146P102    3,417     229,200   SH           SOLE       NONE      229,200          0
JPMORGAN CHASE & CO             COM     46625H100   35,861     777,891   SH           SOLE       NONE      126,534    651,357
KEYCORP NEW                     COM     493267108    3,088     347,800   SH           SOLE       NONE            0    347,800
M & T BK CORP                   COM     55261F104    6,122      69,200   SH           SOLE       NONE            0     69,200
MB FINANCIAL INC NEW            COM     55264U108   22,270   1,062,501   SH           SOLE       NONE      571,486    491,015
METLIFE INC                     COM     59156R108   19,901     444,917   SH           SOLE       NONE      134,982    309,935
MIDSOUTH BANCORP INC            COM     598039105    4,812     332,771   SH           SOLE       NONE      332,771          0
MORGAN STANLEY                COM NEW   617446448   14,353     525,365   SH           SOLE       NONE            0    525,365
NEW YORK CMNTY BANCORP INC      COM     649445103   11,714     678,692   SH           SOLE       NONE      678,692          0
OLD LINE BANCSHARES             COM     67984M100    2,612     278,788   SH           SOLE       NONE      278,788          0
OPTIONSXPRESS HLDGS INC         COM     684010101   12,087     661,500   SH           SOLE       NONE      201,000    460,500
PARTNERRE LTD                   COM     G6852T105    9,770     123,300   SH           SOLE       NONE       37,300     86,000
PHH CORP                      COM NEW   693320202    5,474     251,454   SH           SOLE       NONE       74,294    177,160
PNC FINL SVCS GROUP INC         COM     693475105   34,900     554,063   SH           SOLE       NONE      145,103    408,960
POPULAR INC                     COM     733174106    3,313   1,134,644   SH           SOLE       NONE    1,134,644          0
SOUTHWEST BANCORP INC OKLA      COM     844767103    8,059     567,900   SH           SOLE       NONE      567,900          0
SPDR S&P 500 ETF TR           TR UNIT   78462F103  139,220   1,050,000        PUT     SOLE       NONE    1,050,000          0
STERLING BANCORP                COM     859158107   12,006   1,199,419   SH           SOLE       NONE    1,199,419          0
TFS FINL CORP                   COM     87240R107    3,907     367,900   SH           SOLE       NONE      367,900          0
TRANSATLANTIC HLDGS INC         COM     893521104    4,186      86,000   SH           SOLE       NONE       26,000     60,000
UMPQUA HLDGS CORP               COM     904214103    3,252     284,255   SH           SOLE       NONE      284,255          0
VALIDUS HOLDINGS LTD          COM SHS   G9319H102    7,503     225,100   SH           SOLE       NONE       68,000    157,100
VIEWPOINT FINL GROUP INC MD     COM     92672A101    8,872     682,451   SH           SOLE       NONE      362,598    319,853
VISA INC                      COM CL A  92826C839   11,303     153,535   SH           SOLE       NONE       46,235    107,300
WASHINGTON FED INC              COM     938824109   32,482   1,873,252   SH           SOLE       NONE      826,409  1,046,843


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
WELLS FARGO & CO NEW            COM     949746101   35,845   1,130,396   SH           SOLE       NONE      305,499    824,897
WEST COAST BANCORP ORE NEW      COM     952145100    3,705   1,067,711   SH           SOLE       NONE    1,067,711          0
ZIONS BANCORPORATION            COM     989701107   15,485     671,500   SH           SOLE       NONE      204,400    467,100
                                                   818,230  40,821,682